VIRTUS KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—9.5%
Omnicom Group, Inc.	98,930	$ 7,248
Verizon Communications, Inc.	126,282	6,562
		13,810

Consumer Discretionary—4.8%
Home Depot, Inc. (The)	4,483	1,860
Leggett & Platt, Inc.	105,178	4,329
McDonald’s Corp.	2,834	760
		6,949

Consumer Staples—13.4%
Coca-Cola Co. (The)	67,684	4,008
Kellogg Co.	74,938	4,827
Kimberly-Clark Corp.	32,329	4,620
PepsiCo, Inc.	23,953	4,161
Procter & Gamble Co. (The)	10,374	1,697
		19,313

Financials—16.0%
Bank of Hawaii Corp.	67,380	5,644
PNC Financial Services Group, Inc. (The)	39,928	8,006
U.S. Bancorp	61,748	3,469
Zurich Insurance Group AG ADR(1)	135,886	5,979
		23,098

Health Care—11.9%
Johnson & Johnson	8,252	1,412
Merck & Co., Inc.	40,404	3,097
Patterson Cos., Inc.	179,863	5,279
Pfizer, Inc.	126,845	7,490
		17,278

Industrials—13.0%
BAE Systems plc Sponsored ADR	163,594	4,873
MSC Industrial Direct Co., Inc. Class A	68,919	5,793
Snap-on, Inc.	6,263	1,349
Watsco, Inc.	21,481	6,721
		18,736

Information Technology—10.7%
Cisco Systems, Inc.	98,765	6,259
International Business Machines Corp.	43,771	5,850
Paychex, Inc.	24,751	3,379
		15,488

Materials—8.8%
Amcor plc	471,236	5,659
Eastman Chemical Co.	38,555	4,662
Sonoco Products Co.	41,348	2,394
		12,715

	Shares	Value

Real Estate—1.8%
Crown Castle International Corp.	12,442	$ 2,597
Utilities—8.9%
Fortis, Inc.	79,283	3,827
NextEra Energy, Inc.	25,927	2,420
Southern Co. (The)	67,001	4,595
WEC Energy Group, Inc.	21,383	2,076
		12,918

Total Common Stocks (Identified Cost $116,680)		142,902

Total Long-Term Investments—98.8% (Identified Cost $116,680)		142,902

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,841,148	1,841
Total Short-Term Investment (Identified Cost $1,841)		1,841

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)(3)	40,230	40
Total Securities Lending Collateral (Identified Cost $40)		40

TOTAL INVESTMENTS—100.1% (Identified Cost $118,561)		$144,783
Other assets and liabilities, net—(0.1)%		(91)
NET ASSETS—100.0%		$144,692

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Switzerland	8
United Kingdom	3
Canada	3
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$142,902	$142,902
Securities Lending Collateral	40	40
Money Market Mutual Fund	1,841	1,841
Total Investments	$144,783	$144,783
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR EQUITY INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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